Stock Options and Warrants: Warrants Outstanding (Details) - Successor	Sep. 30, 2017 $ / shares shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares
Outstanding Warrants | shares	6,534,810	6,534,810	6,504,810
Weighted Average Remaining Contractual Life of Warrants	1.63
Weighted Average Exercise Price of Warrants	$ 1.48
Exercisable Warrants | shares	6,534,810
Weighted Average Exercise Price of Exercisable Warrants	$ 1.48
Warrant 1
Exercise Price of Warrants	$ 0.50
Outstanding Warrants | shares	350,000
Weighted Average Remaining Contractual Life of Warrants	0.41
Weighted Average Exercise Price of Warrants	$ 0.50
Exercisable Warrants | shares	350,000
Weighted Average Exercise Price of Exercisable Warrants	$ 0.50
Warrant 2
Exercise Price of Warrants	$ 1.50
Outstanding Warrants | shares	6,127,497
Weighted Average Remaining Contractual Life of Warrants	1.74
Weighted Average Exercise Price of Warrants	$ 1.50
Exercisable Warrants | shares	6,127,497
Weighted Average Exercise Price of Exercisable Warrants	$ 1.50
Warrant 3
Exercise Price of Warrants	$ 2.50
Outstanding Warrants | shares	12,000
Weighted Average Remaining Contractual Life of Warrants	0.80
Weighted Average Exercise Price of Warrants	$ 2.50
Exercisable Warrants | shares	12,000
Weighted Average Exercise Price of Exercisable Warrants	$ 2.50
Warrant4Member
Exercise Price of Warrants	$ 6.00
Outstanding Warrants | shares	45,313
Weighted Average Remaining Contractual Life of Warrants	0.33
Weighted Average Exercise Price of Warrants	$ 6.00
Exercisable Warrants | shares	45,313
Weighted Average Exercise Price of Exercisable Warrants	$ 6.00